Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management Tables [Abstract]
Schedule of Capital Management

The Company manages the following as capital:

	As at
	December 31, 2025	December 31, 2024
Share capital	388,730	389,717
Contributed surplus	39,117	37,424
Deficit	(354,043)	(345,508)
Credit facility	51,713	48,792
Debentures	31,886	35,287